UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22367

The Endowment Institutional Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800, HOUSTON, TX 77027

(Address of principal executive offices)            (Zip code)

With a copy to:
A. Haag Sherman	George J. Zornada
The Endowment Institutional Fund, L.P.	K & L Gates LLP
4265 San Felipe, Suite 800	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/10

Date of reporting period: 06/30/10

Item 1.	Reports to Stockholders.

the

ENDOWMENT FUND

The Endowment Institutional Fund, L.P.

Shareholders’ Report

June 30, 2010

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2010

(Unaudited)

Assets
Investments in the Master Fund, at estimated fair value	$9,409,119
Advanced contributions to the Master Fund	1,280,000
Prepaids and other assets	13,734

Total assets	10,702,853

Liabilities and Partners’ Capital
Contributions received in advance	1,280,000
Servicing Fees payable	6,772
Accounts payable and accrued expenses	15,305

Total liabilities	1,302,077

Partners’ capital	9,400,776

Total liabilities and partners’ capital	$10,702,853

See accompanying notes to financial statements.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Statement of Operations

For the Period from February 1, 2010 through June 30, 2010*

(Unaudited)

Net investment loss allocated from the Master Fund:
Dividend income	$3,948
Interest income	363
Dividend income from affiliated investments	1,111
Interest income from affiliated investments	54
Expenses	(31,125)

Net investment loss allocated from the Master Fund	(25,649)

Expenses of the Institutional Fund:
Servicing Fees	9,334
Organization costs	48,461
Amortization of offering costs	6,867
Professional fees	4,773
Tax fees	10,227
Other expenses	2,340

Total expenses of the Institutional Fund	82,002

Net investment loss of the Institutional Fund	(107,651)

Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions, options and redemptions in-kind allocated from the Master Fund:
Net realized gain from investments, affiliated investments, foreign currency transactions, options and redemptions in-kind	38,254
Change in unrealized appreciation (depreciation) from investments and foreign currency translations allocated from the Master Fund	(107,355)

Net realized and unrealized loss from investments, affiliated investments, foreign currency transactions and translations, options .and redemptions in-kind allocated from the Master Fund	(69,101)

Net decrease in partners’ capital resulting from operations	$(176,752)

*	The Institutional Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Statement of Changes in Partners’ Capital

For the Period from February 1, 2010 through June 30, 2010*

(Unaudited)

Partners’ capital at February 1, 2010	$—
Contributions	9,577,528
Withdrawals	—
Net decrease in partners’ capital resulting from operations:
Net investment loss	(107,651)
Net realized gain from investments	38,254
Change in unrealized appreciation (depreciation) from investments	(107,355)

Net decrease in partners’ capital resulting from operations	(176,752)

Partners’ capital at June 30, 2010	$9,400,776

*	The Institutional Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

For the Period from February 1, 2010 through June 30, 2010*

(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(176,752)
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash used in operating activities:
Amortization of offering costs	6,867
Net realized and unrealized (gain) loss from investments, affiliated investments, foreign currency transactions and translations, options, and redemptions in-kind allocated from the Master Fund	69,101
Net investment loss allocated from the Master Fund	25,649
Contributions to the Master Fund	(9,577,528)
Withdrawals from the Master Fund	73,659
Increase in advanced contributions to the Master Fund	(1,280,000)
Increase in prepaids and other assets	(20,601)
Increase in Servicing Fees payable	6,772
Increase in accounts payable and accrued expenses	15,305

Net cash used in operating activities	(10,857,528)

Cash flows from financing activities:
Contributions	10,857,528
Withdrawals	—

Net cash provided by financing activities	10,857,528

Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$—

*	The Institutional Fund commenced operations on February 1, 2010.

See accompanying notes to financial statements.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2010

(Unaudited)

(1) ORGANIZATION

The Endowment Institutional Fund, L.P. (the “Institutional Fund”), is a limited partnership organized under the laws of the state of Delaware. The Institutional Fund was registered and began operations on February 1, 2010, (“Inception”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Institutional Fund was created to serve as a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the Institutional Fund may include the Master Fund, as the context requires.

The Institutional Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle which is estimated to be five to seven years. The Institutional Fund pursues its investment objective by investing substantially all of its assets in the Master Fund, which invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies including exchange traded funds and direct investments in marketable securities and derivative instruments. The Master Fund’s consolidated financial statements, footnotes and Consolidated Schedule of Investments, included elsewhere in this report, are an integral part of the Institutional Fund’s financial statements that should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the Institutional Fund on June 30, 2010, was 0.18%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Institutional Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Institutional Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Institutional Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Institutional Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Institutional Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Institutional Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the Institutional Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the Institutional Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the Institutional Fund’s organizational documents, the Institutional Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Institutional Fund. In the normal course of business, the Institutional Fund enters into contracts with service providers, which also provide for indemnifications by the Institutional Fund. The Institutional Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Institutional Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Institutional Fund conform with U.S. generally accepted accounting principles (“GAAP”).

(b) CASH EQUIVALENTS

The Institutional Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Institutional Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The Institutional Fund records security transactions on a trade-date basis.

Investments that are held by the Institutional Fund are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

In general, distributions received from Investment Funds are accounted for as a reduction to cost and any proceeds received above the allocated cost basis results in a realized gain. Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Institutional Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Institutional Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Institutional Fund’s independent administrator (the “Independent Administrator”). The valuation procedures of the Institutional Fund’s underlying investments are reviewed by a committee approved by the Board that was established to oversee the valuation of the Institutional Fund’s investments (the “Board Valuation Committee”), in consultation with the Adviser and the Independent Administrator.

The Institutional Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at estimated fair value based on its proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to consolidated financial statements, which are included herein.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Institutional Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Institutional Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Institutional Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Institutional Fund is organized and operated as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Institutional Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

The Institutional Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Institutional Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Institutional Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Institutional Fund would be recorded as a tax benefit or expense in the current period. For the period February 1 to June 30, 2010, the Institutional Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates, and such differences may be significant.

(i) ORGANIZATIONAL EXPENSES

The Institutional Fund’s organizational expenses (the “Organizational Expenses”) were initially borne by the Adviser or an affiliate thereof and for capital account allocation purposes assumed to be reimbursed, over not more than a 60 month period of time, notwithstanding that such Organizational Expenses were expensed in accordance with GAAP for Institutional Fund financial reporting purposes upon commencement of operations.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Institutional Fund records its investment in the Master Fund at estimated fair value. Investments of the Master Fund are recorded at estimated fair value as more fully discussed in the notes to the Master Fund’s consolidated financial statements included elsewhere in this report.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Institutional Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Institutional Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Institutional Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Institutional Fund’s limited partnership agreement.

The Institutional Fund reserves the right to reject any applications for Interests. The $1,280,000 in contributions received in advance as of June 30, 2010 represents subscriptions for Institutional Fund Interests received prior to the July, 2010 closing.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Institutional Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Institutional Fund, including any net change in unrealized appreciation or depreciation from investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Institutional Fund repurchase all or any portion of an Interest at any time prior to the business day immediately preceding the one-year anniversary of the partner’s purchase of such Interest (or portion thereof) without incurring additional costs including an early repurchase fee. The Adviser, which also serves as the investment adviser of the Master Fund, expects that it will recommend to the Board that the Institutional Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners. However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the Institutional Fund’s assets are invested in the Master Fund, the ability of the Institutional Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s repurchase policy. In addition, the Institutional Fund may determine not to conduct a repurchase offer each time the Master Fund

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

conducts a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Institutional Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2010, all of the investments made by the Institutional Fund were in the Master Fund.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Institutional Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Institutional Fund’s risk of loss in these Investment Funds is limited to the Institutional Fund’s pro rata share of the value of the investment in or commitment to such Investment Funds as held directly or through the Master Fund. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee based on the month end partners’ capital of the Master Fund. The Independent Administrator will also provide the Institutional Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for Institutional Fund administration will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Institutional Fund.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the Institutional Fund, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”) equal to 1.00% based on the Master Fund’s partners’ capital at the end of each month. So long as the Institutional Fund invests all of its investable assets in the Master Fund, the Institutional Fund will not pay the Adviser directly any Investment Management Fee; however, should the Institutional Fund not have all of its investments in the Master Fund, it may be charged the 1.00% Investment Management Fee directly. The Institutional Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund and indirectly the Institutional Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b) SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the Institutional Fund, the Adviser will receive a servicing fee (the “Servicing Fee”) equal to 0.35% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2010

(Unaudited)

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the period from February 1 through June 30, 2010, $9,334 was incurred for Servicing Fees.

(c) PLACEMENT AGENTS

The Institutional Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Institutional Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Institutional Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9) FINANCIAL HIGHLIGHTS

For the Period from February 1, 2010 through June 30, 2010(1)
Net investment income (loss) to average partners’ capital[2]	(4.10)%
Expenses to average partners’ capital[2]	4.31%
Portfolio turnover[3]	13.81%
Total return[4]	(1.29)%
Partners’ capital, end of period (in 000’s)	$9,401

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The Institutional Fund commenced operations on February 1, 2010.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for periods less than twelve months.

3

The Institutional Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period from January 1, 2010 through June 30, 2010.

4

Calculated as geometrically linked monthly returns for each month in the period. The reported total return amount for the period from February 1, 2010 through June 30, 2010, is negatively impacted by the write off of the Institutional Fund’s Organizational Expenses, which occurred at Inception of the Institutional Fund’s operations in accordance with GAAP. This treatment for GAAP negatively impacts the total return for the Institutional Fund. Had these costs not been included as an expense at Inception for the purposes of the total return calculation and were instead amortized over 60 months as they are being handled for capital allocation purposes, the total return would have been (0.19)% for the period from February 1, 2010 through June 30, 2010. Total return is not annualized for periods less than twelve months.

(10) SUBSEQUENT EVENTS

The Institutional Fund accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $1,280,000 and $700,000 for July and August 2010, respectively.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2010

(Unaudited)

Directors and Officers

The Institutional Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Institutional Fund who are responsible for the Institutional Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, the Institutional Fund, The Endowment Registered Fund, L.P. and The Endowment TEI Fund, L.P. together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $42,000, which is paid quarterly, a fee of $5,000 per Board meeting, a fee of $2,500 for any special Board meeting, a fee of $1,250 per interim Board meeting, a fee of $1,250 per each committee meeting to each committee member, and an annual fee of $10,000 for the audit committee chairman, and $7,500 for each other committee chair, each of which is paid quarterly, and an annual fee of $10,000, paid quarterly, to the lead Independent Director. There are currently five Independent Directors. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2010.

Asset Class[1]	Fair Value	%
Arbitrage Strategies	$957,388,216	17.80
Domestic Equity	437,009,834	8.12
Energy	428,808,981	7.97
Enhanced Fixed Income	701,066,158	13.03
International Equity	495,179,788	9.20
Natural Resources	213,656,616	3.97
Opportunistic Equity	869,642,293	16.16
Private Equity	678,411,588	12.61
Real Estate	273,509,420	5.08
Agencies	141,330,344	2.63
Fixed Income	5,639,402	0.11
Call Options Purchased	29,329,800	0.55
Money Market	149,086,643	2.77

Total Investments	$5,380,059,083	100.00

1	The complete list of investments is included in the consolidated Schedule of Investments of the Master Fund, which is included elsewhere in this report.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2010

(Unaudited)

Form N-Q Filings

The Institutional Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Institutional Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Institutional Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Institutional Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Institutional Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Institutional Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Institutional Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 12, 2010, the Board considered and approved the continuation of the Investment Management Agreement between the Institutional Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. On January 5, 2010, the Independent Directors met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, on January 5, 2010 and again during the January 12, 2010 meeting, representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Adviser’s staffing and training program, Institutional Fund and Adviser compliance programs, Institutional Fund performance including benchmarks and comparisons to other funds, Institutional Fund fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Board concluded that the Investment Management Agreement continues to enable the Institutional Funds’ partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors based upon the following determinations, among others:

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2010

(Unaudited)

The nature, extent and quality of the advisory services provided. With respect to the Investment Management Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Investment Management Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Institutional Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Institutional Fund. The Board evaluated the comparative information provided by the Adviser regarding the Institutional Fund’s investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Institutional Fund’s investment performance for the period met conveyed expectations regarding performance in a context of steeply rising equity markets and was in keeping with long-term investment expectations. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Institutional Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Institutional Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Institutional Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Institutional Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Institutional Fund grows and whether fee levels reflect these economies of scale for the benefit of Institutional Fund investors. While noting that the Investment Management Fees will not decrease as the level of Institutional Fund assets increase, the Board concluded that the Investment Management Fees reflect the Institutional Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Institutional Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the Institutional Fund. The Board noted that as the Institutional Fund grew the need for investor support and in particular infrastructure and tax reporting grew. The Board noted cost reductions in certain service provider agreements. The Board noted that it will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale, as well as the appropriateness of Investment Management Fees payable to the Adviser, in the future.

THE ENDOWMENT INSTITUTIONAL FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2010

(Unaudited)

Benefits (such as soft dollars) to the Adviser from its relationship with the Institutional Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Institutional Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Institutional Fund and investors therein, and are consistent with industry practice and the best interests of the Institutional Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Institutional Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Institutional Fund in a professional manner that is consistent with the best interests of the Institutional Fund and its partners. The Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Institutional Fund.

This Page Intentionally Left Blank

the

ENDOWMENT FUND

The Endowment Master Fund, L.P.

Shareholders’ Report

June 30, 2010

(Unaudited)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Assets, Liabilities and Partners’ Capital

June 30, 2010

(Unaudited)

Assets
Investments in Investment Funds, at estimated fair value (cost $1,335,726,053)	$1,279,219,178
Investments in affiliated Investment Funds, at estimated fair value (cost $3,128,275,369)	3,481,732,341
Investments in securities, at fair value (cost $567,007,610)	619,107,564

Total investments	5,380,059,083
Cash and cash equivalents	23,944,556
Advanced contributions to Investment Funds	30,387,410
Dividends receivable	165,842
Dividends receivable from affiliated investments	274,247
Receivable from investments sold	78,467,671
Unrealized gain from foreign currency exchange contracts	1,439,652
Prepaids and other assets	408,217

Total assets	5,515,146,678

Liabilities and Partners’ Capital
Contributions received in advance	46,227,420
Withdrawals payable	233,137,249
Investments purchased payable	1,439,652
Investment Management Fees payable	13,659,903
Offshore withholding tax payable	3,570,733
Unrealized loss from foreign currency exchange contracts	1,609,659
Administration fees payable	465,948
Payables to related parties	144,522
Accounts payable and accrued expenses	1,652,875

Total liabilities	301,907,961

Partners’ capital	5,213,238,717

Total liabilities and partners’ capital	$5,515,146,678

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments

June 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.62% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.(1)(2)	374,045	$32,533,080
Domestic Equity (0.59% of Partners’ Capital)
Tiedemann/Falconer Partners, L.P.(3)		30,880,547
Energy (1.05% of Partners’ Capital)
BlueGold Global Fund, L.P.(2)		54,985,239
Enhanced Fixed Income (0.26% of Partners’ Capital)
Anchorage Capital Partners Offshore, Ltd. (Class D)	12,986	13,435,658
International Equity (3.63% of Partners’ Capital)
Algebris Global Financials Fund, L.P.(2)		58,923,201
Boyer Allan Greater China Fund, L.P.(2)		30,373,860
EEA Europe Long Short Fund(2)	234,522	23,642,120
S.R. Global Fund—Emerging Markets Portfolio (Class G, L.P.)		34,414,764
S.R. Global Fund—International Portfolio (Class C, L.P.)		41,628,614
Natural Resources (0.31% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		16,288,995
Private Equity (3.06% of Partners’ Capital)
Carlyle Japan International Partners II, L.P.		696,656
CX Partners Fund, Ltd.(1)(2)		2,382,289
Gavea Investment Fund II A, L.P.		7,846,698
Gavea Investment Fund III, L.P.		56,491,803
Hillcrest Fund, L.P.(3)		6,187,608
Hony Capital Fund 2008, L.P.		4,140,316
India Asset Recovery Fund, L.P.(1)		1,452,131
J.C. Flowers Fund, L.P.(1)		1,662,867
LC Fund IV, L.P.(2)		8,487,085
New Horizon Capital III, L.P.(2)		7,134,895
Orchid Asia IV, L.P.(1)		9,216,395
Reservoir Capital Partners, L.P.		3,280,101
Tiger Global Private Investment Partners IV, L.P.(1)		8,552,766
Tiger Global Private Investment Partners V, L.P.(1)		9,836,989
Trustbridge Partners II, L.P.(2)		16,786,078
Trustbridge Partners III, L.P.(2)		15,111,709
Real Estate (0.71% of Partners’ Capital)
Forum European Realty Income III, L.P.(2)		4,861,953
Phoenix Asia Real Estate Investments II, L.P.(1)(2)		12,855,687
Phoenix Real Estate Fund (T) L.P.		19,173,773

Total Cayman Islands		533,263,877

Guernsey
Private Equity (0.09% of Partners’ Capital)
Mid Europa Fund III LP		4,542,866

Total Guernsey		4,542,866

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Republic of Mauritius
Real Estate (0.06% of Partners’ Capital)
Orbis Real Estate Fund I(1)(2)		$3,303,482

Total Republic of Mauritius		3,303,482

Scotland
Private Equity (0.04% of Partners’ Capital)
Actis Umbrella Fund, L.P.(1)		2,054,000

Total Scotland		2,054,000

United Kingdom
Private Equity (0.17% of Partners’ Capital)
Darwin Private Equity I, L.P.		3,533,933
Exponent Private Equity Partners II, L.P.		4,255,792
Sovereign Capital III(2)		846,063
Real Estate (0.10% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		1,377,680
Benson Elliot Real Estate Partners III, L.P.(2)		(35,369)
Patron Capital L.P. II		867,992
Patron Capital L.P. III		2,930,307

Total United Kingdom		13,776,398

United States
Arbitrage Strategies (14.60% of Partners’ Capital)
Black River Commodity Multi-Strategy Fund, LLC		1,491,080
Citadel Wellington LLC		48,567,314
Eton Park Fund, L.P.		71,837,590
Investcorp Silverback Arbitrage Fund, LLC(3)		15,154,317
Kenmont Onshore Fund, L.P.(2)		3,691,697
King Street Capital, L.P.		26,117,608
Magnetar Capital Fund, L.P.		6,450,905
Magnetar SPV, LLC (Series L)(3)		37,657,555
OZ Asia Domestic Partners, L.P.(1)		3,734,927
Paulson Advantage Plus, L.P.(2)		114,946,728
Paulson Partners Enhanced, L.P.(2)		60,580,590
PIPE Equity Partners, L.L.C.(3)		45,916,271
PIPE Select Fund, L.L.C.(3)		61,926,432
PSAM WorldArb Partners, L.P.(2)		42,969,744
Stark Investments Limited Partnership		9,257,493
Stark Select Asset Fund, LLC		4,748,958
Waterstone Market Neutral Fund, L.P.(3)		103,133,999
Whitebox Multi-Strategy Fund, L.P.(2)	100,080	102,996,735
Domestic Equity (6.84% of Partners’ Capital)
Artis 2X (Institutional) Partners, L.P.(2)		23,491,932
Bonanza Partners, L.P.(2)	1,763	747,602
Contrarian Equity Fund, L.P.		1,146,963
Empire Capital Partners Enhanced, L.P.(3)		28,512,381
HealthCor, L.P.(2)		61,212,540

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Domestic Equity (6.84% of Partners’ Capital) (continued)
Ithan Creek Partners, L.P.(2)		$62,532,866
Longhorn Onshore Investors, L.P.(2)		39,248,570
Samlyn Onshore Fund, L.P.(2)		97,412,429
Tiger Consumer Partners, L.P.(2)		42,330,242
Energy (7.17% of Partners’ Capital)
AL Gulf Coast Terminals, LLC		10,042,857
ArcLight Energy Partners Fund IV, L.P.(1)		9,652,857
CamCap Resources, L.P.(1)		232,797
Chilton Global Natural Resources Partners, L.P.		60,142,143
EnCap Energy Capital Fund VII-B, L.P.(1)		5,465,975
Encap Energy Infrastructure Fund(2)		1,415,353
Goldfinch Capital Management, L.P.(2)		30,659,665
Intervale Capital Fund, L.P. (2)		13,075,240
Merit Energy Partners G, L.P.(1)		5,072,079
Midstream & Resources Follow-On Fund		7,787,708
NGP Energy Technology Partners II, L.P.		1,005,246
NGP IX Offshore Fund, L.P.		15,175,764
NGP Midstream & Resources, L.P.(1)		10,855,778
Quantum Parallel Partners V, L.P.(1)		1,435,690
Southport Energy Plus Partners, L.P.(2)		79,084,208
TPF II-A, L.P.(1)		15,969,414
The Ospraie Fund, L.P.	31,614	2,609,438
Velite Energy, L.P.(2)		104,141,530
Enhanced Fixed Income (12.99% of Partners’ Capital)
Alden Global Distressed Opportunities Fund, L.P.(2)		61,306,748
Anchorage Crossover Credit Fund II, L.P.(2)		49,173,371
Anchorage Short Credit Fund, L.P.(1)(2)	10,000	10,198,935
Ares Enhanced Credit Opportunities Fund, L.P.		14,964,324
BDCM Partners I, L.P.(3)		60,664,014
Contrarian Capital Fund I, L.P.(2)		96,742,015
Credit Distressed Blue Line Fund, L.P.(2)		30,291,008
Courage Special Situations Fund, L.P. (Class C)(2)		15,770,317
Fortelus Special Situations Fund, L.P.(2)		58,847,012
Halcyon European Structured Opportunities Fund, L.P.(3)		1,741,336
Harbinger Capital Partners Fund I, L.P.(2)		100,797,299
Investcorp Silverback Opportunistic Convertible Fund, LLC(2)		29,500,375
Morgan Rio Capital Fund, L.P.(3)		19,375,853
Ore Hill Fund II, L.P.(3)		1,685,477
Owl Creek II, L.P.		23,664,287
Prospect Harbor Credit Partners, L.P.		25,993,901
Sorin Fund, L.P.(2)		3,114,017
The Rohatyn Group Local Currency Opportunity Partners, L.P.(3)		73,325,483

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
International Equity (4.39% of Partners’ Capital)
Dabroes Investment Fund L.P.(3)		$37,239,274
L-R Global Partners, L.P.		424,495
Middle East North Africa Opportunities Fund, L.P.(3)	5,089	3,173,724
Monsoon India Inflection Fund, L.P.		531,629
Monsoon India Inflection Fund 2, L.P.		997,790
Penta Asia Domestic Partners, L.P.(2)	74,684	36,205,367
Skopos HG Fund, LLC(2)	262,504	38,650,287
Steel Partners Japan Strategic Fund, L.P.		5,242,844
Taiyo Fund, L.P.		16,727,316
Tarpon All Equities Fund, LLC		40,995,866
Tiger Asia Fund, L.P.		48,747,924
Natural Resources (0.01% of Partners’ Capital)
Tocqueville Gold Partners, L.P.		393,877
Opportunistic Equity (16.63% of Partners’ Capital)
Atlas Global LLC		21,885,926
Blue Trend L.P.		30,600,621
Corriente Partners, L.P.(2)		67,487,962
Corriente China Opportunity Partners, L.P.(2)		11,344,048
Corriente China Opportunity Partners II, L.P.(3)		19,224,000
Covepoint Emerging Markets Macro Fund, L.P.(2)		57,139,062
EDF-MI Onshore, L.P.(3)		87,251,313
European Divergence Fund, L.P.(3)		26,594,148
Global GT, L.P.		1,380,137
Global Undervalued Securities Fund (QP), L.P.(2)		43,968,869
Hayman Capital Partners, L.P.(2)		39,113,285
Miura Global Partners II, L.P.(2)		60,416,839
Pardus European Special Opportunities Fund, L.P.		5,184,786
Passport II, L.P.(2)		72,449,348
R.G. Neiderhoffer Global Fund, L.P.(2)		26,835,583
Salem Global Opportunity Fund, L.P.(2)		22,839,223
SCP Sakonnet Fund, L.P.(2)		53,199,267
Senator Global Opportunity Fund L.P.		19,361,156
Tiger Global, L.P.		43,134,844
Valiant Capital Partners, L.P.(2)		105,393,166
Viking Global Equities, L.P.		52,227,619
Private Equity (9.42% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		19,349,958
Accel-KKR Capital Partners III, L.P.(2)		9,936,182
Advent Latin American Private Equity Fund IV-F, L.P.(3)		6,291,994
Advent Latin American Private Equity V-F, L.P.		325,000
Audax Mezzanine Fund II, L.P.(1)		4,584,345
BDCM Opportunity Fund II, L.P.		5,824,762
Brazos Equity Fund II, L.P.(1)		2,027,492
Brazos Equity Fund III, L.P.(1)		3,255,518

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (9.42% of Partners’ Capital) (continued)
Capital Royalty Partners, L.P.(1)		$1,415,795
Carlyle Partners V, L.P.(1)		4,219,477
Catterton Growth Partners, L.P.(2)		8,142,138
CCM Small Cap Value Qualified Fund, L.P.(3)		29,111,762
Chrysalis Ventures III, L.P.		1,258,765
Crosslink Crossover Fund IV, L.P.		1,925,879
Crosslink Crossover Fund V, L.P.		21,126,604
Dace Ventures I, L.P.(2)		1,457,596
Encore Consumer Capital Fund, L.P.		2,853,202
Fairhaven Capital Partners, L.P.		3,567,562
Founders Fund III, L.P.		766,203
Garrison Opportunity Fund, LLC		9,546,460
GMO Emerging Illiquid Fund, L.P.(1)		8,292,561
Harbinger Capital Partners Special Situations Fund, L.P.		18,106,269
HealthCor Partners Fund, L.P.(2)		2,484,038
Integral Capital Partners VIII, L.P.(2)		15,929,719
MatlinPatterson Global Opportunities Partners III, L.P.(1)		9,097,866
Monomoy Capital Partners, L.P.(1)		4,756,388
Paulson Credit Opportunities, L.P.(2)		135,422,408
Pine Brook Capital Partners, LP(1)		7,419,150
Pinto America Growth Fund, L.P.(1)		1,607,871
Private Equity Investment Fund IV, L.P.(1)(2)		6,918,626
Private Equity Investment Fund V, L.P.(1)(2)		6,466,686
Q Funding III, L.P.(2)		15,062,045
Q4 Funding, L.P.(2)		42,530,789
Saints Capital VI, L.P.(2)		8,119,253
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,599,238
Sanderling Venture Partners VI, L.P.		1,117,950
Silver Lake Partners III, L.P.		4,035,644
Sterling Capital Partners II, L.P.		1,925,150
Sterling Capital Partners III, L.P.		5,282,782
Sterling Group Partners II, L.P.		1,652,853
Sterling Group Partners III, L.P.		80,568
Strategic Value Global Opportunities Fund I-A, L.P.		7,298,578
Tenaya Capital V, LP		2,711,633
The Column Group, L.P.		5,309,684
The Raptor Private Holdings, L.P.	11,217	5,706,670
The Resolute Fund II, L.P.(1)		2,918,083
Trivest Fund IV, L.P.(2)		11,079,634
Tuckerbrook SB Global Distressed Fund I, L.P.(2)		7,195,420
VCFA Private Equity Partners IV, L.P.(1)		2,549,288

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (9.93% of Partners’ Capital) (continued)
VCFA Venture Partners V, L.P.(1)		$5,327,715
Voyager Capital Fund III, L.P.		1,268,710
WestView Capital Partners II, L.P.(2)		4,792,585
Real Estate (3.88% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		666,278
CRM Windridge Partners, L.P.(2)		24,282,290
Cypress Realty VI, L.P.		5,274,858
DaVinci Corporate Opportunity Partners, L.P.(1)		368,621
GTIS Brazil Real Estate Fund (Brazilian Real), LP(2)		9,487,769
ING Clarion Global, L.P.(2)		33,938,725
Monsoon Infrastructure & Realty Co-Invest, L.P.(2)		10,189,233
MONY/Transwestern Mezzanine Realty Partners II, L.L.C.		565,350
Northwood Real Estate Co-Investors L.P.		1,773,883
Northwood Real Estate Partners L.P.		2,619,263
Oak Hill REIT Plus Fund, L.P.(2)		20,567,808
Parmenter Realty Fund III, L.P.(1)		7,586,917
Square Mile Partners III L.P.		8,673,236
TCW Special Mortgage Credits Fund II, L.P.(1)		71,718,986
Transwestern Mezzanine Realty Partners III, L.L.C.(2)		4,190,528
Woodbourne Daybreak Global Fund L.P.		476,110

Total United States		3,958,588,980

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		4,515,529,603	86.62%

Passive Foreign Investment Companies
Bermuda Limited Liability Company
Private Equity (0.25% of Partners’ Capital)
El Tejar Limited		12,860,000

Total Bermuda Limited Liability Company		12,860,000

Cayman Companies Limited by Shares
Arbitrage Strategies (2.47% of Partners’ Capital)
CRC Global Structured Credit Fund Ltd.(2)	29,280	40,616,324
Overseas CAP Partners, Inc.(3)	60,183	88,217,664
International Equity (0.87% of Partners’ Capital)
Quorum Fund Limited	125,582	5,771,699
The Russian Prosperity Fund	1,056,068	39,412,442
Natural Resources (0.17% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		9,068,270

Total Cayman Companies Limited by Shares		183,086,399

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2010

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Passive Foreign Investment Companies (continued)
Republic of Mauritius
International Equity (0.62% of Partners’ Capital)
India Capital Fund Ltd.(2)	637,832	$32,076,572

Total Republic of Mauritius		32,076,572

Total Passive Foreign Investment Companies		228,022,971	4.37%

Private Corporations
United States
Real Estate (0.33% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc		1,935,310
Legacy Partners Realty Fund III, Inc		(29,828)
Net Lease Private REIT V, Inc(1)		1,543,669
Net Lease Private REIT VI, Inc(1)		3,949,794
Net Lease Private REIT VII, Inc(1)(2)		5,000,000
Net Lease Private REIT VII-A, Inc(1)(2)		5,000,000

Total United States		17,398,945

Total Private Corporations		17,398,945	0.33%

Total Investments in Investment Funds (Cost $4,464,001,422)		4,760,951,519	91.32%

Investments in Securities
Investments in Registered Investment Companies
Exchange Traded Funds
United States
Agencies (2.71% of Partners’ Capital)
iShares Lehman 20+ Year Treasury Bond Fund(1)	1,388,996	141,330,344
Domestic Equity (0.28% of Partners’ Capital)
iShares Russell 1000 Growth Index Fund(1)	317,145	14,537,927
Natural Resources (2.75% of Partners’ Capital)
Market Vectors Gold Miners ETF(1)	1,204,162	62,568,257
SPDR Gold Trust	663,956	80,790,166

Total United States		299,226,694

Total Exchange Traded Funds		299,226,694	5.74%

Open End Funds
United States
Arbitrage Strategies (0.67% of Partners’ Capital)
Absolute Strategies Fund(1)	2,380,277	24,992,912
The Merger Fund	632,111	9,848,293
Domestic Equity (0.67% of Partners’ Capital)
Hussman Strategic Growth Fund(1)	2,598,947	34,955,835
Enhanced Fixed Income (0.20% of Partners’ Capital)
Fidelity Floating Rate High Income Fund	1,115,519	10,474,728
Fixed Income (0.11% of Partners’ Capital)
Wasatch Hoisington US Treasury Fund(1)	344,707	5,639,402

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2010

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Investments in Registered Investment Companies (continued)
Open End Funds (continued)
United States (continued)
Natural Resources (0.85% of Partners’ Capital)
The Tocqueville Gold Fund	678,657	$44,547,051
Real Estate (0.16% of Partners’ Capital)
Cohen & Steers International Realty Fund, Inc.(1)	914,500	8,395,115

Total United States		138,853,336

Total Open End Funds		138,853,336	2.66%

Money Market Fund (2.86% of Partners’ Capital)
United States
JPMorgan Prime Money Market Fund(1)	149,086,643	149,086,643

Total United States		149,086,643

Total Money Market Fund		149,086,643	2.86%

Total Investments in Registered Investment Companies		587,166,673	11.26%

Investments in Common Stocks
France
Opportunistic Equity (0.05% of Partners’ Capital)
Atos Origin SA	28,640	1,161,554
Valeo SA	52,678	1,449,537

Total France		2,611,091

Total Common Stocks		2,611,091	0.05%

Investments in Corporate Bonds
United States
Opportunistic Equity (0.00% of Partners’ Capital)
Bally Total Fitness Holding Corp, 14.00%, 10/01/13(4)	$12,000	—
Delphi Holding Corp, 6.55%, 06/15/06(4)	153,000	—
Delphi Holding Corp, 6.50%, 05/01/09(4)	756,000	—
Delphi Holding Corp, 7.125%, 05/01/29(4)	572,000	—
Delphi Holding Corp, 6.50%, 11/15/33(4)	409,000	—

Total United States		—

Total Corporate Bonds		—	0.00%

Call Options Purchased
United States (0.56% of Partners’ Capital)
CMS Capital—10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	$1,079,000,000	8,974,841
CMS Capital—10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	$714,285,714	6,025,665

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Schedule of Investments, continued

June 30, 2010

(Unaudited)

	Shares/ Par Value*	Fair Value	% of Partners’ Capital

Call Options Purchased (continued)
United States (0.56% of Partners’ Capital) (continued)
CMS Capital—10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	$1,350,000,000	$8,531,929
CMS Capital—10 Year One Look Cap (OTC) 10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	$877,192,983	5,797,365

Total United States		29,329,800

Total Call Options Purchased		29,329,800	0.56%

Investment in Warrants
United States
Opportunistic Equity (0.00% of Partners’ Capital)
Bally Total Fitness Holding Corp Warrants, Exp. Sept. 2014 Strike Price $20.00 USD	2	—

Total United States		—

Total Warrants		—	0.00%

Total Investments in Securities (Cost $567,007,610)		619,107,564	11.87%

Total Investments (Cost $5,031,009,032)		$5,380,059,083	103.20%

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2010, were $880,691,083. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All securities are non-income producing unless noted with a (1).

Refer to Note 5, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

*	Shares, par value or notional amounts is listed for each investment if it is applicable for that investment type.
(1)	Income producing security.
(2)	Affiliated investments.
(3)	Affiliated investments for which ownership exceeds 25%.
(4)	Security has been deemed worthless by the Valuation Committee.

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Operations

Six Months Ended June 30, 2010

(Unaudited)

Investment income:
Dividend income	$3,497,412
Interest income	479,669
Dividend income from affiliated investments	759,473
Interest income from affiliated investments	29,786
Other income	9,609,964

Total investment income	14,376,304

Expenses:
Investment Management Fees	27,139,735
Administration fees	1,409,135
Legal fees	225,724
Professional fees	540,602
Custodian fees	268,618
Directors fees	249,875
Offshore withholding tax expense	5,305,546
Other expenses	1,845,357

Total expenses	36,984,592

Net investment loss	(22,608,288)

Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions, options and redemptions in-kind:
Net realized loss from investments, foreign currency transactions and options	(63,812,852)
Net realized gain from redemptions in-kind	17,636,286
Net realized gain from affiliated investments	62,730,969
Change in unrealized appreciation (depreciation) from investments and foreign currency translations	52,621,444

Net realized and unrealized gain from investments, affiliated investments, foreign currency transactions, options and redemptions in-kind	69,175,847

Net increase in partners’ capital resulting from operations	$46,567,559

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Changes in Partners’ Capital

Year Ended December 31, 2009 and Six Months Ended June 30, 2010

(Unaudited)

Partners’ capital at December 31, 2008	$4,663,185,240
Contributions	714,436,768
Withdrawals	(870,632,191)
Net increase in partners’ capital resulting from operations:
Net investment loss	(47,413,366)
Net realized loss from investments, foreign currency transactions and options	(15,724,902)
Net realized loss from redemptions in-kind	(2,297,799)
Net realized loss from affiliated investments and foreign currency transactions	(28,864,561)
Change in unrealized appreciation (depreciation) from investments and foreign currency translations	799,921,746

Net increase in partners’ capital resulting from operations	705,621,118

Partners’ capital at December 31, 2009	5,212,610,935

Contributions	375,020,038
Withdrawals	(420,959,815)
Net increase in partners’ capital resulting from operations:
Net investment loss	(22,608,288)
Net realized loss from investments, foreign currency transactions and options	(63,812,852)
Net realized gain from redemptions in-kind	17,636,286
Net realized gain from affiliated investments	62,730,969
Change in unrealized appreciation (depreciation) from investments and foreign currency translations	52,621,444

Net increase in partners’ capital resulting from operations	46,567,559

Partners’ capital at June 30, 2010	$5,213,238,717

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Consolidated Statement of Cash Flows

Six Months Ended June 30, 2010

(Unaudited)

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$46,567,559
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(1,825,216,461)
Proceeds from disposition of investments	1,526,642,127
Net realized loss from investments, foreign currency transactions, and options	63,812,852
Net realized gain from redemptions in-kind	(17,636,286)
Net realized gain from affiliated investments	(62,730,969)
Change in unrealized appreciation (depreciation) from investments and foreign currency translations	(52,621,444)
Decrease in advanced contributions to Investment Funds	72,004,349
Decrease in dividends receivable	463,798
Decrease in dividends receivable from affiliated investments	3,013
Decrease in receivable from investments sold	173,540,018
Increase in currency contracts receivable	(1,439,652)
Increase in prepaids and other assets	(228,322)
Increase in investments purchased payable	1,439,652
Increase in Investment Management Fees payable	321,420
Decrease in offshore withholding tax payable	(6,416,117)
Increase in currency contracts payable	1,609,659
Increase in administration fees payable	270,626
Increase in payable to related parties	41,237
Decrease in accounts payable and accrued expenses	(95,469)

Net cash used in operating activities	(79,668,410)

Cash flows from financing activities:
Contributions	362,759,139
Withdrawals	(445,294,480)

Net cash used in financing activities	(82,535,341)

Net decrease in cash and cash equivalents	(162,203,751)
Cash and cash equivalents at beginning of period	186,148,307

Cash and cash equivalents at end of period	$23,944,556

Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$2,111,700
Supplemental schedule of noncash activity:
Redemptions in-kind (Cost $12,531,663)	$30,167,949

See accompanying notes to consolidated financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements

June 30, 2010

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) is a limited partnership organized under the laws of the state of Delaware. The Master Fund began operations in April 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently eight feeder funds.

In June, 2010, the Master Fund formed The Endowment Master Fund Holdings GP, LLC (the “Company”), a wholly-owned limited liability company. The Company functions as a special purpose entity, which subsequently purchased a minority interest in an operating company. The financial statements of the Master Fund and the Company are consolidated as the Master Fund holds a controlling interest in the Company and the consolidated financial statements fairly present the combined investments of the Master Fund and the Company.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund pursues its investment objective by investing its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund is primarily a “fund of funds” and is intended to afford investors the ability to invest in a multi-manager portfolio, exhibiting a variety of investment styles and philosophies, in an attempt to achieve positive risk-adjusted returns over an extended period of time. The Master Fund’s investments are managed by a select group of investment managers identified by the Adviser, as hereinafter defined, to have investments that when grouped with other investments of the Master Fund result in a portfolio that is allocated more broadly across markets, asset classes, and risk profiles.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“GAAP”).

The consolidated financial statements include the accounts of the Master Fund and its subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records security transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold but not yet purchased, are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Consolidated Statement of Operations.

In general, distributions received from Investment Funds are accounted for as a reduction to cost and any proceeds received above the allocated cost basis results in a realized gain. Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

(d) VALUATION OF INVESTMENTS

The valuation of the Master Fund’s investments will be determined as of the close of business at the end of any fiscal period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Independent Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser Valuation Committee (as defined below) of the Master Fund’s valuation policies that the Board of the Master Fund has approved for purposes of determining the value of securities held by the Master Fund, including the fair value of the Master Fund’s investments in Investment Funds.

The Board has also authorized the establishment of a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review the Investment Funds’ valuation methodologies,

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Independent Administrator.

Investments held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are ordinarily carried at estimated fair value based on the valuations provided to the Independent Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. The Master Fund’s valuations utilize the available financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at net asset value as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect estimated fair value. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had readily available markets for the investments in Investment Funds existed and such differences may be significant. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE—Securities listed 1) on one or more of the national securities exchanges or the OTC Bulletin Board are valued at the last reported sales price on the date of determination; and 2) on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”), at the close of trading on the primary exchanges or markets where such securities are traded for the business day as of which such value is being determined. If the last reported sales price or the NOCP is not available, the securities are valued at the mean between the “bid” and “ask” prices at the close of trading on that date. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurs between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security.

•	OPTIONS—Options that are listed on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

•

OTHER—Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Independent Administrator or the Adviser will determine, in good faith, the estimated fair value of the Investment Fund or security.

•

FOREIGN CURRENCY TRANSACTIONS—The accounting records of the Master Fund are maintained in U.S. dollars. Investments of the Master Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not isolate the realized or unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments.

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; transfer taxes, offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The Master Fund is organized and operated as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

The Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2010, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

Other income represents refunds of withholding tax. A majority of this is allocable to The Endowment TEI Fund, L.P.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(i) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Master Fund may purchase or sell options as part of an asset overlay strategy to create investment exposure consistent with the Master Fund’s investment objectives. During the period, the Master Fund has invested in call and put option contracts to better manage risk related to certain strategies in the Master Fund’s portfolio. During the six months ended June 30, 2010, the Master Fund’s direct investments in derivatives consisted of the expiration of purchased put options and the purchase and sale of call options. Investment Funds in which the Master Fund invests may purchase and sell derivative securities and other financial instruments.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2010, and where such derivatives are recorded:

	Asset Derivatives
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities	Total Fair Value
Options Contracts
Interest Rate Exposure:	Investments in securities, at fair value	$29,329,800

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations for the six months ended June 30, 2010:

Primary Risk Exposure	Location of Gain (Loss) from Derivatives Recognized in Income	Realized Gain (Loss) from Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) from Derivatives Recognized in Income
Options Contracts
Equity Exposure:	Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions, options and redemptions in-kind	$(24,222,908)	$20,587,945

Interest Rate Exposure:	Net realized and unrealized gain (loss) from investments, affiliated investments, foreign currency transactions, options and redemptions in-kind	—	(5,612,094)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

Volume of Derivative Activity

The monthly average fair value of options purchased was $15,783,421 for the six months ended June 30, 2010.

(j) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

On January 21, 2010, the Financial Accounting Standards Board issued Accounting Standards Update “Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”), which provides additional guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, ASU 2010-06 requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 and Level 3 investments. ASU 2010-06 also requires that significant transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reasons for such transfers. Additionally purchases, sales, issuances and settlements shall be disclosed on a gross basis in the Level 3 rollforward. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the requirement to provide the Level 3 roll forward activity for purchases, sales, issuances and settlements on a gross basis, which will be effective for interim and annual periods beginning after December 15, 2010. There were no significant transfers between Level 1 and Level 2 during the six months ended June 30, 2010.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.

•	Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.

When determining the estimated fair value of the Master Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in volume or level of activity in the primary market in which such investments normally trade (if any) or for which circumstances have been identified that indicate that transactions in such markets may not be orderly.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

The following is a summary categorization, as of June 30, 2010, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1 Quoted Prices	LEVEL 2 Other Significant Observable Inputs	LEVEL 3 Significant Unobservable Inputs	Total
	Investment Securities	Investment Securities	Investment Funds	Investments
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Arbitrage Strategies	—	—	$793,713,023	$793,713,023
Domestic Equity	—	—	387,516,072	387,516,072
Energy	—	—	428,808,981	428,808,981
Enhanced Fixed Income	—	—	690,591,430	690,591,430
International Equity	—	—	417,919,075	417,919,075
Natural Resources	—	—	16,682,872	16,682,872
Opportunistic Equity	—	—	867,031,202	867,031,202
Private Equity	—	—	665,551,588	665,551,588
Real Estate	—	—	247,715,360	247,715,360
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	128,833,988	128,833,988
International Equity	—	—	77,260,713	77,260,713
Natural Resources	—	—	9,068,270	9,068,270
Private Equity	—	—	12,860,000	12,860,000
Private Corporations
Real Estate	—	—	17,398,945	17,398,945
Investments in Registered Investment Companies
Arbitrage Strategies	$34,841,205	—	—	34,841,205
Agencies	141,330,344	—	—	141,330,344
Domestic Equity	49,493,762	—	—	49,493,762
Enhanced Fixed Income	10,474,728	—	—	10,474,728
Fixed Income	5,639,402	—	—	5,639,402
Money Market	149,086,643	—	—	149,086,643
Natural Resources	187,905,474	—	—	187,905,474
Real Estate	8,395,115	—	—	8,395,115
Investments in Common Stocks
Opportunistic Equity	2,611,091	—	—	2,611,091
Investments in Corporate Bonds
Opportunistic Equity	—	—	—	—
Call Options Purchased	—	$29,329,800	—	29,329,800
Investments in Warrants
Opportunistic Equity	—	—	—	—

Total Investments	$589,777,764	$29,329,800	$4,760,951,519	$5,380,059,083

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, would be classified as Level 1 investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Investments
	Balance as of December 31, 2009	Gross Purchases	Gross (Sales)*	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of June 30, 2010
Investments
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Arbitrage Strategies	$780,427,546	$109,885,658	$(103,335,943)	$(4,195,497)	$10,931,259	$793,713,023
Domestic Equity	393,002,964	35,000,000	(33,467,267)	6,533,654	(13,553,279)	387,516,072
Energy	399,136,823	82,718,370	(12,005,063)	4,547,697	(45,588,846)	428,808,981
Enhanced Fixed Income	627,493,975	230,986,067	(161,306,989)	23,081,491	(29,663,114)	690,591,430
International Equity	493,733,501	45,000,000	(94,056,501)	(9,743,665)	(17,014,260)	417,919,075
Natural Resources	14,526,615	1,808,213	(641,704)	154,273	835,475	16,682,872
Opportunistic Equity	696,964,621	252,826,507	(158,629,222)	41,482,471	34,386,825	867,031,202
Private Equity	650,979,483	8,705,494	(30,626,579)	8,588,036	27,905,154	665,551,588
Real Estate	217,857,437	36,370,998	(12,749,006)	(1,747,617)	7,983,548	247,715,360
Passive Foreign Investment Companies
Arbitrage Strategies	146,263,616	—	(16,824,923)	(1,165,972)	561,267	128,833,988
International Equity	81,645,275	2,000,000	(13,002,994)	(12,310,920)	18,929,352	77,260,713
Natural Resources	9,579,616	—	(565,308)	2,240	51,722	9,068,270
Private Equity	12,860,000	—	—	—	—	12,860,000
Private Corporations
Real Estate	17,359,749	—	(35,314)	—	74,510	17,398,945
Corporate Bonds
Opportunistic Equity	—	52,116	—	—	(52,116)	—

Total Investments	$4,541,831,221	$805,353,423	$(637,246,813)	$55,226,191	$(4,212,503)	$4,760,951,519

*	Includes Return of Capital and Capital Gain Distributions

The net realized gain (loss) and change in unrealized appreciation (depreciation) in the table above are reflected in the accompanying Consolidated Statement of Operations. The change in unrealized appreciation (depreciation) from Level 3 investments held at June 30, 2010, for the six month period ended, is $24,964,726.

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the net asset value per share (the “NAV”) as calculated on the reporting entity’s measurement date as the fair value of the investment. The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, may not be considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

investments at the measurement date at NAV as well as any unfunded commitments. A listing of the investments held by the Master Fund and their attributes as of June 30, 2010, that may qualify for these valuations are shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Arbitrage Strategies[a]	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$922,547	N/A	N/A	Daily— Annually	0-92	0-2 years; up to 5% redemption fee

Domestic Equity[b]	Investments in equity securities issued by U.S. companies.	387,516	N/A	N/A	Monthly— Annually	7-90	0-3 years; up to 7% redemption fee

Energy[c]	Investments in securities issued by companies in the energy sector.	428,809	$146,056	up to 15 years	Monthly— Quarterly	30-90	0-15 years; up to 5% redemption fee

Enhanced Fixed Income[d]	Investments in non-traditional fixed income securities.	690,592	N/A	N/A	Monthly— Rolling 3 years	0-185	0-3 years; up to 5% redemption fee

International Equity[e]	Investments in equity securities issued by foreign companies.	495,180	N/A	N/A	Monthly— Rolling 3 years	7-90	0-3 years; up to 7.5% redemption fee

Natural Resources[f]	Investments with exposure to non-energy natural resources.	25,751	11,412	up to 10 years	Quarterly	90-180	0-10 years; up to 3% redemption fee

Opportunistic Equity[g]	Investments in a variety of global markets across all security types.	867,031	N/A	N/A	Monthly— Bi-Annually	5-180	0-4 years; up to 5% redemption fee

Private Equity[h]	Investments in nonpublic companies.	665,552	516,818	up to 10 years	Quarterly— Annually	45-180	0-10 years; up to 3% redemption fee

Real Estate[i]	Investments in REIT’s, private partnerships, and various real estate related mortgage securities.	265,114	206,405	up to 10 years	Monthly— Quarterly	45-60	0-10 years; up to 3% redemption fee

		$4,760,952	$880,691

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms. The Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Investment Funds, would generally be the net asset value as provided by the fund or its administrator.

a

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

b

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/ short funds, mutual funds and exchange-traded funds.

c

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisors (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

d

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

e

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

f

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios. The estimated remaining life of the private investments in this asset class is greater than six years.

g

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/ short equity funds, global macro funds, and CTA’s.

h

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount. The majority of the investments in this asset class have an estimated remaining life of greater than six years.

i

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate. The private investments in this asset class have an estimated remaining life of greater than six years.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement.

The Master Fund reserves the right to reject any applications for subscription of Interests. The $46,227,420 in contributions received in advance as of June 30, 2010, represents subscriptions for Master Fund Interests received prior to the July 2010 closing.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. However, the Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners.

However, the Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2010, the Master Fund held investments in Investment Funds and securities. The $30,387,410 in advanced contributions to Investment Funds as of June 30, 2010, represents funding of a portion of the July 2010 investments in such funds. The agreements related to investments in Investment Funds provide for

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees of up to 2.5% annually of monthly average net assets. In addition, many Investment Funds also provide for performance incentive fees/allocations of up to 25% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $858,996,947 and $709,312,173, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of June 30, 2010, was $5,031,009,032 resulting in accumulated net unrealized appreciation of $349,050,051 consisting of $691,202,898 in gross unrealized appreciation and $342,152,847 in gross unrealized depreciation.

During the six months ended June 30, 2010, certain investments were transferred in-kind in connection with the sale of investments. The fair value of these investments transferred-in-kind and related cost and realized gain (loss) are as follows:

Investments Transferred In-Kind	Fair Value	Cost	Realized Gain (Loss) on Transfers In-Kind
European Divergence Fund, L.P.	$23,256,339	$—	$23,256,339
Stark Investments Limited Partnership	757,938	867,239	(109,301)
Pardus Special Opportunities Fund, L.P.	4,165,380	9,656,317	(5,490,937)
PIPE Equity Partners, L.L.C.	1,988,292	2,008,107	(19,815)

	$30,167,949	$12,531,663	$17,636,286

In general, most of the Investment Funds in which the Master Fund invests, other than Investment Funds investing primarily in private equity, energy and real estate transactions, provide for periodic redemptions ranging from monthly to annually, after a notice period, with lock-up provisions usually for a period of up to four years. Investment Funds may, depending on the Investment Fund’s governing documents, have the ability to deny or delay a redemption request.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are categorized in three levels of liquidity, as determined by the Master Fund. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at June 30, 2010:

Liquidity Categories	Total Percentage of Capital Invested Allowed, per Category	Percentage of Investments, per Category	Category Definition
Category 1 Funds	65.00%	68.66%	Securities or Investment Funds that have at least quarterly withdrawal rights after a maximum two-year lock-up period.

Category 2 Funds	10.00%	10.00%	Investment Funds that have at least annual withdrawal rights after a maximum three-year lock-up period.

Category 3 Funds	25.00%	21.34%	Investment Funds that do not meet the definition of Category 1 or 2 Funds. This may include investments for which redemptions can only occur as the Investment Funds’ assets or investments are liquidated.

	100.00%	100.00%

The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.

(c) AFFILIATED INVESTMENT FUNDS

At June 30, 2010, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns more than 5% of the Investment Funds’ total net assets. The activity resulting from investments in these funds, including interest and dividend income as well as realized gains and losses, is identified in the Consolidated Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including 2010 activity) is shown below:

				For the Period 1/1/2010 through 6/30/2010				For the Period 1/1/2010 through 6/30/2010
Investment Funds	Shares 12/31/2009	Shares 6/30/2010	Fair Value 12/31/2009	Cost of Purchases	Cost of Sales*	Change in Appreciation (Depreciation)	Fair Value 6/30/2010	Interest/ Dividend Income	Realized Gain (Loss) on Investments
Accel-KKR Capital Partners III, L.P.			$6,778,000	$3,221,333	$—	$(63,151)	$9,936,182	$	$
Advent Latin American Private Equity V-F, L.P.			—	375,000	—	(50,000)	325,000

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

				For the Period 1/1/2010 through 6/30/2010				For the Period 1/1/2010 through 6/30/2010
Investment Funds	Shares 12/31/2009	Shares 6/30/2010	Fair Value 12/31/2009	Cost of Purchases	Cost of Sales*	Change in Appreciation (Depreciation)	Fair Value 6/30/2010	Interest/ Dividend Income		Realized Gain (Loss) on Investments
Alden Global Distressed Opportunities Fund, L.P.			$—	$70,000,000	$—	$(8,693,252)	$61,306,748	$		$
Algebris Global Financials Fund, L.P.			65,902,226	—	—	(6,979,025)	58,923,201
Anchorage Crossover Credit Fund II, L.P.			47,334,946	—	—	1,838,425	49,173,371
Anchorage Short Credit Fund, L.P.	—	10,000	—	10,000,000	—	198,935	10,198,935		140
Artis 2X (Institutional) Partners, L.P.			—	25,000,000	—	(1,508,068)	23,491,932
BDCM Partners I, L.P.			56,104,546	—	—	4,559,468	60,664,014
Benson Elliot Real Estate Partners III, L.P.***			—	—	—	—	—
BlueGold Global Fund, L.P.			40,398,940	20,000,000	—	(5,413,701)	54,985,239
Bonanza Partners, L.P.	1,763	1,763	1,041,811	—	—	(294,209)	747,602
Boyer Allan Greater China Fund, L.P.			33,145,460	—	—	(2,771,600)	30,373,860
Catterton Growth Partners, L.P.			6,442,971	882,281	—	816,886	8,142,138
CCM Small Cap Value Qualified Fund, L.P.			26,157,599	—	—	2,954,163	29,111,762
Contrarian Capital Fund I, L.P.			114,556,167	—	20,000,000	2,185,848	96,742,015				5,042,273
Corriente Partners, L.P.			42,867,486	—	—	24,620,476	67,487,962
Corriente China Opportunity Partners, L.P.			—	10,000,000	—	1,344,048	11,344,048
Corriente China Opportunity Partners II, L.P.			—	20,000,000	—	(776,000)	19,224,000
Courage Special Situations Fund, L.P. (Class C)			—	15,000,000	—	770,317	15,770,317
Covepoint Emerging Markets Macro Fund, L.P.			63,761,021	—	—	(6,621,959)	57,139,062
CRC Global Structured Credit Fund Ltd.	41,819	29,280	56,051,925	—	16,824,923	1,389,322	40,616,324				(1,165,972)
Credit Distressed Blue Line Fund, L.P.			—	30,000,000	—	291,008	30,291,008
CRM Windridge Partners, L.P.			15,288,746	10,000,000	—	(1,006,456)	24,282,290
CX Partners Fund, Ltd.			3,526,463	692,996	1,695,305	(141,865)	2,382,289		131,406
Dabroes Investment Fund L.P.			33,175,396	—	—	4,063,878	37,239,274
Dace Ventures I, L.P.			1,016,195	466,730	—	(25,329)	1,457,596
EDF-MI Onshore, L.P.			—	68,256,339	—	18,994,974	87,251,313
EEA Europe Long Short Fund	—	234,522	—	25,000,000	—	(1,357,880)	23,642,120
Empire Capital Partners Enhanced, L.P.			26,607,742	—	—	1,904,639	28,512,381
EnCap Energy Infrastructure Fund			945,000	746,983	—	(276,630)	1,415,353
European Divergence Fund, L.P.			89,262,288	—	92,432,073	29,763,933	26,594,148				56,717,383
Fortelus Special Situations Fund, L.P.			—	60,000,000	—	(1,152,988)	58,847,012
Forum European Realty Income III, L.P.			3,389,181	2,114,567	—	(641,795)	4,861,953
Global Undervalued Securities Fund (QP), L.P.			38,900,205	—	—	5,068,664	43,968,869
Goldfinch Capital Management, L.P.			—	30,000,000	—	659,665	30,659,665
GTIS Brazil Real Estate Fund (Brazilian Real), LP			6,902,006	1,464,826	—	1,120,937	9,487,769
Halcyon European Structured Opportunities Fund, L.P.			2,122,848	—	619,556	238,044	1,741,336				(1,069,407)
Harbinger Capital Partners Fund I, L.P.			113,202,487	—	—	(12,405,188)	100,797,299
Hayman Capital Partners, L.P.			35,978,288	—	—	3,134,997	39,113,285
HealthCor, L.P.**			78,511,767	—	18,467,267	1,168,040	61,212,540				5,764,236
HealthCor Partners Fund, L.P.			3,280,240	522,791	1,672,113	353,120	2,484,038				886,210
Hillcrest Fund, L.P.			1,128,542	5,057,170	—	1,896	6,187,608
India Capital Fund Ltd.	597,747	637,832	29,823,743	2,000,000	—	252,829	32,076,572

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

				For the Period 1/1/2010 through 6/30/2010				For the Period 1/1/2010 through 6/30/2010
Investment Funds	Shares 12/31/2009	Shares 6/30/2010	Fair Value 12/31/2009	Cost of Purchases	Cost of Sales*	Change in Appreciation (Depreciation)	Fair Value 6/30/2010	Interest/ Dividend Income		Realized Gain (Loss) on Investments
ING Clarion Global, L.P.			$36,189,695	$—	$—	$(2,250,970)	$33,938,725	$		$
Integral Capital Partners VIII, L.P.			16,152,023	—	—	(222,304)	15,929,719
Intervale Capital Fund, L.P.			11,200,495	1,356,456	—	518,289	13,075,240
Investcorp Silverback Arbitrage Fund, LLC			14,633,092	—	—	521,225	15,154,317
Investcorp Silverback Opportunistic Convertible Fund, LLC			28,645,035	—	—	855,340	29,500,375
Ithan Creek Partners, L.P.			62,308,137	—	—	224,729	62,532,866
Kenmont Onshore Fund, L.P.			6,838,268	—	2,802,317	(344,254)	3,691,697				(1,081,495)
LC Fund IV, L.P.			3,538,836	3,869,482	—	1,078,767	8,487,085
Longhorn Onshore Investors, L.P.			40,537,561	—	—	(1,288,991)	39,248,570
Magnetar SPV, LLC ( Series L)			—	55,900,943	10,913,000	(7,330,388)	37,657,555				(2,378,667)
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	3,679,629	—	—	(505,905)	3,173,724
Miura Global Partners II, L.P.			58,773,242	—	—	1,643,597	60,416,839
Monsoon Infrastructure & Realty Co-Invest, L.P.			10,601,602	—	—	(412,369)	10,189,233
Montrica Global Opportunities Fund, L.P.	412,880	374,045	34,747,006	—	2,750,876	536,950	32,533,080				(391,752)
Morgan Rio Capital Fund, L.P.			10,805,037	8,000,000	—	570,816	19,375,853
Net Lease Private REIT VII, Inc			5,000,000	—	—	—	5,000,000		272,740
Net Lease Private REIT VII-A, Inc			5,000,000	—	—	—	5,000,000		272,740
New Horizon Capital III, L.P.			4,100,286	6,438,210	2,768,533	(635,068)	7,134,895
Oak Hill REIT Plus Fund, L.P.			12,704,167	10,000,000	—	(2,136,359)	20,567,808
Orbis Real Estate Fund I			3,193,918	54,529	—	55,035	3,303,482
Ore Hill Fund II, L.P.			4,631,988	—	3,702,741	756,230	1,685,477				(279,574)
Overseas CAP Partners, Inc.	60,183	60,183	90,211,691	—	—	(1,994,027)	88,217,664
Passport II, L.P.			58,662,250	10,000,000	—	3,787,098	72,449,348
Paulson Advantage Plus, L.P.			125,991,843			(11,045,115)	114,946,728
Paulson Credit Opportunities, L.P.			129,216,188	—	—	6,206,220	135,422,408
Paulson Partners Enhanced, L.P.			62,076,060	—	—	(1,495,470)	60,580,590
Penta Asia Domestic Partners, L.P.			30,095,063	20,000,000	—	(13,889,696)	36,205,367
Phoenix Asia Real Estate Investments II, L.P.			12,134,290	—	186,275	907,672	12,855,687		112,139		19,925
PIPE Equity Partners, L.L.C.			49,160,976	—	1,988,292	(1,256,413)	45,916,271				(19,815)
PIPE Select Fund, L.L.C.			54,096,983	1,988,292	—	5,841,157	61,926,432
Private Equity Investment Fund IV, L.P.			6,971,683	97,464	312,735	162,214	6,918,626		94		208,563
Private Equity Investment Fund V, L.P.			5,980,053	2,079,595	3,209,870	1,616,908	6,466,686				2,825,605
PSAM WorldArb Partners, L.P.			40,726,688	—	—	2,243,056	42,969,744
Q Funding III, L.P.			12,921,502	—	—	2,140,543	15,062,045
Q4 Funding, L.P.			36,403,334	—	—	6,127,455	42,530,789
R.G. Niederhoffer Global Fund, L.P.			26,594,262	—	—	241,321	26,835,583
Saints Capital VI, L.P.			8,114,436	202,075	76,343	(120,915)	8,119,253				39,927
Salem Global Opportunity Fund, L.P.			24,879,678	—	—	(2,040,455)	22,839,223
Samlyn Onshore Fund, L.P.			94,955,663	10,000,000	—	(7,543,234)	97,412,429
SCP Sakonnet Fund, L.P.			58,705,338	—	—	(5,506,071)	53,199,267
Skopos HG Fund, LLC	262,504	262,504	37,290,645	—	—	1,359,642	38,650,287
Sorin Fund, L.P.			17,775,364	—	15,971,114	1,309,767	3,114,017				(7,793,673)
Southport Energy Plus Partners, L.P.			108,765,888	—	10,000,000	(19,681,680)	79,084,208				3,870,745
Sovereign Capital III			—	1,024,078	—	(178,015)	846,063
The Rohatyn Group Local Currency Opportunity Partners, L.P.			73,227,160	—	—	98,323	73,325,483
Tiedemann/Falconer Partners, L.P.			45,831,080	—	15,000,000	49,467	30,880,547				769,418
Tiger Consumer Partners, L.P.			42,044,130	—	—	286,112	42,330,242
Transwestern Mezzanine Realty Partners III, L.L.C.			739,500	3,396,978	—	54,050	4,190,528
Trivest Fund IV, L.P.			5,773,050	2,655,854	70,774	2,721,504	11,079,634

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

				For the Period 1/1/2010 through 6/30/2010				For the Period 1/1/2010 through 6/30/2010
Investment Funds	Shares 12/31/2009	Shares 6/30/2010	Fair Value 12/31/2009	Cost of Purchases	Cost of Sales*	Change in Appreciation (Depreciation)	Fair Value 6/30/2010	Interest/ Dividend Income	Realized Gain (Loss) on Investments
Trustbridge Partners II, L.P.			$17,645,511	$3,948,393	$5,344,119	$536,293	$16,786,078		$625,803
Trustbridge Partners III, L.P.			6,418,556	3,397,234	—	5,295,919	15,111,709
Tuckerbrook SB Global Distressed Fund I, L.P.			6,667,136	—	—	528,284	7,195,420
Valiant Capital Partners, L.P.			94,003,401	4,837,880	—	6,551,885	105,393,166
Velite Energy, L.P.			115,196,350	—	—	(11,054,820)	104,141,530
Waterstone Market Neutral Fund, L.P.			99,885,299	—	—	3,248,700	103,133,999
WestView Capital Partners II, L.P.			1,272,200	4,057,427	—	(537,042)	4,792,585
Whitebox Multi-Strategy Fund, L.P.	100,080	100,080	100,198,491	—	460,154	3,258,398	102,996,735		141,236

			$3,117,515,994	$564,105,906	$227,268,380	$27,378,821	$3,481,732,341	$789,259	$62,730,969

*	Sales include return of capital.
**	Voting rights have been waived for these investments.
***	Affiliated investment based on capital commitment. No contributions have been made as of June 30, 2010.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of the investment in, or commitment to, such Investment Funds. In addition, the Master Fund may from time to time invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

(8) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund will pay the Independent Administrator a monthly administration fee based on the month end partners’ capital of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Independent Administrator will also provide the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

The administration fees will be paid out of the Master Fund’s assets, which will decrease the net profits or increase the net losses of the partners in the Master Fund. As of June 30, 2010, the Master Fund had $5,213,238,717 in partners’ capital. The total administration fee incurred for the six months ended June 30, 2010, was $1,409,135.

(9) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund will pay the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee will decrease the net profits or increase the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2010, $27,139,735 was incurred for Investment Management Fees.

(b) PLACEMENT AGENTS

The Master Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Master Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Master Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2010, two nonaffiliated sub-placement agents service approximately 86% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(10) INDEBTEDNESS OF THE FUND

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Consolidated Financial Statements, continued

June 30, 2010

(Unaudited)

The Master Fund maintains a line of credit agreement (the “Agreement”) with Deutsche Bank Aktiengesellschaft which provides a $250,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Agreement. Borrowings under the Agreement are secured by the Master Fund’s investments. The Agreement provides for a commitment fee plus interest accruing on any borrowed amounts at the three-month London Interbank Offered Rate (LIBOR) plus a spread of 1.25% per annum, payable quarterly in arrears. As of June 30, 2010, there were no borrowings outstanding, and there were no borrowings under the agreement during the six months ended June 30, 2010. The credit facility expired on June 30, 2010, and was subsequently renewed with an expiration date of June 30, 2011.

(11) FINANCIAL HIGHLIGHTS

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009	Year ended, December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005
Net investment loss to average partners’ capital[1]	(0.85)%	(0.95)%	(1.19)%	(0.63)%	(0.61)%	(0.44)%
Expenses to average partners’ capital[1,2]	1.39%	1.20%	1.54%	1.37%	1.24%	1.28%
Portfolio turnover	13.81%	27.40%	29.19%	4.19%	15.31%	12.65%
Total return[3]	0.88%	14.96%	(23.46)%	17.41%	12.37%	10.40%
Partners’ capital, end of period (in 000’s)	$5,213,239	$5,212,611	$4,663,185	$3,269,969	$1,011,295	$376,169

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

2

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of ownership of the underlying funds. Expenses include offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

3	Calculated as geometrically linked monthly returns for each month in the year. Total returns are not annualized for periods less than twelve months.

(12) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $46,639,970 and $38,705,248 for July and August 2010, respectively.

Based on the partners’ capital of the Master Fund, the Adviser recommended to the Board that a tender offer in an amount of up to $542,000,000 be made for the quarter ending September 30, 2010 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of a tender offer with an August 23, 2010 expiration date and approximately $185 million was tendered.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2010

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, The Endowment Institutional Fund, L.P, The Endowment Registered Fund, L.P. and The Endowment TEI Fund, L.P. together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $42,000, which is paid quarterly, a fee of $5,000 per Board meeting, a fee of $2,500 for any special Board meeting, a fee of $1,250 per interim Board meeting, a fee of $1,250 per each committee meeting to each committee member, and an annual fee of $10,000 for the audit committee chairman, and $7,500 for each other committee chair, each of which is paid quarterly, and an annual fee of $10,000, paid quarterly, to the lead Independent Director. There are currently five Independent Directors. In the interest of retaining Independent Directors of high quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2010.

Asset Class[1]	Fair Value	%
Arbitrage Strategies	$957,388,216	17.80
Domestic Equity	437,009,834	8.12
Energy	428,808,981	7.97
Enhanced Fixed Income	701,066,158	13.03
International Equity	495,179,788	9.20
Natural Resources	213,656,616	3.97
Opportunistic Equity	869,642,293	16.16
Private Equity	678,411,588	12.61
Real Estate	273,509,420	5.08
Agencies	141,330,344	2.63
Fixed Income	5,639,402	0.11
Call Options Purchased	29,329,800	0.55
Money Market	149,086,643	2.77

Total Investments	$5,380,059,083	100.00

1	The complete list of investments included in the following asset class categories is included in the Consolidated Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2010

(Unaudited)

available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 12, 2010, the Board considered and approved the continuation of the Investment Management Agreement between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. On January 5, 2010, the Independent Directors met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, on January 5, 2010 and again during the January 12, 2010 meeting, representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio management, the Adviser’s staffing and training program, Master Fund and Adviser compliance programs, Master Fund performance including benchmarks and comparisons to other funds, Master Fund fee levels, and the Adviser’s profitability and any economies of scale. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Board concluded that the Investment Management Agreement continues to enable the Master Funds’ partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors based upon the following determinations, among others:

The nature, extent and quality of the advisory services provided. With respect to the Investment Management Agreement, the Board considered: the background and experience of key investment personnel and the Adviser’s ability to retain them; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2010

(Unaudited)

in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Investment Management Agreement. The Board also concluded that the Adviser would be able to provide during the coming year the same quality of investment management and related services as provided in the past, that these services are appropriate in scope and extent in light of the Master Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Master Fund. The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s investment performance, information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Master Fund’s investment performance for the period met conveyed expectations regarding performance in a context of steeply rising equity markets and was in keeping with long-term investment expectations. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies and fully competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Master Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Master Fund, the Board concluded that the level of Investment Management Fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Master Fund and the Adviser.

The extent to which economies of scale would be realized as the Master Fund grows and whether fee levels reflect these economies of scale for the benefit of Master Fund investors. While noting that the Investment Management Fees will not decrease as the level of Master Fund assets increase, the Board concluded that the Investment Management Fees reflect the Master Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Master Fund, investment decision-making, and the competitive nature of the investment company market as relevant to the Master Fund. The Board noted that as the Master Fund grew the need for investor support and in particular infrastructure and tax reporting grew. The Board noted cost reductions in certain service provider agreements. The Board noted that it will have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of Investment Management Fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Master Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2010

(Unaudited)

services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment and retention of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its partners. The Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Master Fund.

Independent Directors

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Directors and Officers

John A. Blaisdell, Director and Co-Principal Executive Officer

Andrew B. Linbeck, Director and Co-Principal Executive Officer

A. Haag Sherman, Director and Co-Principal Executive Officer

John E. Price, Treasurer and Principal Financial Officer

Adam L. Thomas, Secretary

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Endowment Advisers, L.P.

Houston, TX

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

J.P. Morgan Chase & Co.

Greenwich, CT

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

4265 SAN FELIPE

SUITE 800

HOUSTON, TEXAS 77027

TEL 800-725-9456

FAX 713-993-4698

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Unites) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchases as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
January 1, 2010 through January 31, 2010	$—	N/A	N/A	N/A
February 1, 2010 through February 28, 2010	$—	N/A	N/A	N/A
March 1, 2010 through March 31, 2010	$—	N/A	N/A	N/A
April 1, 2010 through April 30, 2010	$—	N/A	N/A	N/A
May 1, 2010 through May 31, 2010	$—	N/A	N/A	N/A
June 1, 2010 through June 30, 2010	$—	N/A	N/A	N/A

Total	$—

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ENDOWMENT INSTITUTIONAL FUND, L.P. (Registrant)

By (Signature and Title):	/S/ JOHN A. BLAISDELL
John A. Blaisdell Co-Principal Executive Officer

Date: August 26, 2010

By (Signature and Title):	/S/ ANDREW B. LINBECK
Andrew B. Linbeck Co-Principal Executive Officer

Date: August 26, 2010

By (Signature and Title):	/S/ A. HAAG SHERMAN
A. Haag Sherman Co-Principal Executive Officer

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/S/ JOHN A. BLAISDELL
John A. Blaisdell Co-Principal Executive Officer

Date: August 26, 2010

By (Signature and Title):	/S/ ANDREW B. LINBECK
Andrew B. Linbeck Co-Principal Executive Officer

Date: August 26, 2010

By (Signature and Title):	/S/ A. HAAG SHERMAN
A. Haag Sherman Co-Principal Executive Officer

Date: August 26, 2010

By (Signature and Title):	/S/ JOHN E. PRICE
John E. Price Principal Financial Officer

Date: August 26, 2010